PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Schedules of property, plant and equipment	Property, Plant, and Equipment

	Buildings, plant and equipment[1]	Mining property costs subject to depreciation[2,4]	Mining property costs not subject to depreciation[2,3]	Total
At January 1, 2021
Net of accumulated depreciation	$7,473	$13,569	$3,586	$24,628
Additions[5]	23	154	2,366	2,543
Capitalized interest	—	—	16	16
Divestiture	(50)	(2)	(1)	(53)
Disposals	(7)	(1)	(10)	(18)
Depreciation	(1,139)	(1,053)	—	(2,192)
Impairment reversals (impairments)	42	(13)	1	30
Transfers[6]	194	1,831	(2,025)	—
At December 31, 2021	$6,536	$14,485	$3,933	$24,954
At December 31, 2021
Cost	$17,237	$31,824	$15,876	$64,937
Accumulated depreciation and impairments	(10,701)	(17,339)	(11,943)	(39,983)
Net carrying amount – December 31, 2021	$6,536	$14,485	$3,933	$24,954

	Buildings, plant and equipment[1]	Mining property costs subject to depreciation[2,4]	Mining property costs not subject to depreciation[2,3]	Total
At January 1, 2020
Cost	$18,544	$27,268	$16,050	$61,862
Accumulated depreciation and impairments	(10,791)	(14,980)	(11,950)	(37,721)
Net carrying amount – January 1, 2020	$7,753	$12,288	$4,100	$24,141
Additions[5]	10	259	1,919	2,188
Capitalized interest	—	—	24	24
Disposals	(24)	(1)	(12)	(37)
Depreciation	(1,219)	(1,146)	—	(2,365)
Impairment reversals	260	412	5	677
Transfers[6]	693	1,757	(2,450)	—
At December 31, 2020	$7,473	$13,569	$3,586	$24,628
At December 31, 2020
Cost	$18,361	$29,901	$15,531	$63,793
Accumulated depreciation and impairments	(10,888)	(16,332)	(11,945)	(39,165)
Net carrying amount – December 31, 2020	$7,473	$13,569	$3,586	$24,628
[1]Additions include $22 million of right-of-use assets for lease arrangements entered into during the year ended December 31, 2021 (2020: $4 million). Depreciation includes depreciation for leased right-of-use assets of $18 million for the year ended December 31, 2021 (2020: $21 million). The net carrying amount of leased right-of-use assets was $53 million as at December 31, 2021 (2020: $50 million).
[2]Includes capitalized reserve acquisition costs, capitalized development costs and capitalized exploration and evaluation costs other than exploration license costs included in intangible assets.
[3]Assets not subject to depreciation include construction-in-progress, projects and acquired mineral resources and exploration potential at operating minesites and development projects.
[4]Assets subject to depreciation include the following items for production stage properties: acquired mineral reserves and resources, capitalized mine development costs, capitalized stripping and capitalized exploration and evaluation costs.
[5]Additions include revisions to the capitalized cost of closure and rehabilitation activities.
6Primarily relates to long-lived assets that are transferred between categories within PP&E once they are placed into service.Mineral Property Costs Not Subject to Depreciation

	Carrying amount at Dec. 31, 2021	Carrying amount at Dec. 31, 2020
Construction-in-progress[1]	$2,114	$1,208
Acquired mineral resources and exploration potential	165	786
Projects
Pascua-Lama	780	741
Norte Abierto	662	653
Donlin Gold	212	198
	$3,933	$3,586
[1]Represents assets under construction at our operating minesites.